Mainland China contribution plan and profit appropriation (Tables)	12 Months Ended
Dec. 31, 2012
Mainland China contribution plan and profit appropriation
Schedule of paid-in capital amounts unavailable for distribution as normal dividends
Legal Entity	Paid-in Capital restricted
JingAo Solar Co., Ltd.	RMB 1,000,000
Shanghai JA Solar Technology Co., Ltd.	US$ 80,000
Shanghai JA Solar PV Technology Co., Ltd.	US$ 20,000
JA Solar Technology Yangzhou Co., Ltd.	US$ 260,000
Jing Hai Yang Semiconductor Materials (Donghai) Co., Ltd.	US$ 88,000
JA Solar Yangzhou R&D Co., Ltd.	RMB 50,000
JA Yangzhou PV Technology Co., Ltd.	US$ 10,000
Shanghai Jinglong Solar Technology Co., Ltd.	RMB 180,000
Donghai JA Solar Technology Co., Ltd.	RMB 50,000
JA (Hefei) Renewable Energy Co., Ltd.	US$ 15,000
Hefei JA Solar Technology Co., Ltd.	RMB 1,440,000
Solar Silicon Valley Electronic Science and Technology Co., Ltd.	US$ 36,986
Dunhuang JA Solar Power Development Co., Ltd	RMB 3,000